UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1. Investment Company Act File Number: 811-22901

Date of Notification: December 16, 2015

2. Exact name of Investment Company as specified in registration statement:

CLA Strategic Allocation Fund

3. Address of principal executive office: (number, street, city, state, zip code)

CLA Strategic Allocation Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

4. Check one of the following:

  [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Clay Archey

Clay Archey

Secretary

CLA STRATEGIC ALLOCATION FUND

NOTICE OF QUARTERLY OFFER TO REPURCHASE
5% OF THE OUTSTANDING SHARES OF THE FUND

If shareholders tender more than 5% of the shares outstanding, the Fund may, but is not required to, repurchase up to an additional 2% of the outstanding shares of the Fund.

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

If you do not wish to sell shares at this time, please disregard this Notice.

December 16, 2015

Dear CLA Strategic Allocation Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for the CLA Strategic Allocation Fund (the “Fund”). The Fund will offer to repurchase shares during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. However, as stated in the supplement to the Fund’s Prospectus and Statement of Additional Information, dated December 10, 2015 (the “Supplement”), the Fund is currently in the process of liquidating. As soon as practicable following the liquidation of the Fund’s portfolio, the Fund shall distribute pro rata to its shareholders of record (as of the date of this supplement) all of the remaining assets of the Fund, after paying, or setting aside amounts sufficient to pay, the final liabilities of the Fund. Such distribution to shareholders shall be a complete redemption of all the outstanding shares of the Fund. The Fund anticipates that shareholders will have their shares liquidated and automatically redeemed no later than January 31, 2016.

Nevertheless, the Fund is proceeding with its scheduled quarterly repurchase offer. The repurchase offer period will begin on December 16, 2015 and end on January 15, 2016.
If the Fund completes its liquidation before the end of the repurchase offer period, all shares will be redeemed as described in the Supplement rather than as part of this repurchase offer. If you wish to redeem shares, please contact your financial consultant.

All Redemption Requests must be submitted and received by CLA Strategic Allocation Fund by 4:00 p.m., Eastern Time, on Friday, January 15, 2016 to be effective. Please allow an appropriate amount of time for your Redemption Request to reach the CLA Strategic Allocation Fund.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

CLA Strategic Allocation Fund

/s/Clay Archey

Clay Archey

Secretary

17605 Wright Street, Suite 2, Omaha, NE 68130

CLA STRATEGIC ALLOCATION FUND

REPURCHASE OFFER

1. The Offer. CLA Strategic Allocation Fund ("Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2. Net Asset Value. The NAV of the Fund on December 11, 2015 was 5.28 per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date (defined below). The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Redemption Request Form. The current NAV may be obtained by calling 1-844-798-3848 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3. Repurchase Request Deadline. All Redemption Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on January 15, 2016. Please allow an appropriate amount of time for your Redemption Request Forms to reach the Fund.

4. Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on January 15, 2016. This may be higher or lower than the NAV on the date on which you return your Redemption Request Form.

5. Payment for Shares Repurchased. The Fund expects to make payments for all shares repurchased the day following the Repurchase Pricing Date. In any event, the Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6. Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. There can be no assurance that the Fund will be able to repurchase all shares that each shareholder has tendered, even if all the shares in a shareholder's account are tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all shares that you tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly redemption offers.

7. Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, on January 15, 2016.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and

•	For any other periods that the U.S. Securities and Exchange Commission permits by order for the protection of shareholders.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

None of the Fund, the investment manager, the transfer agent, the Fund's distributor, nor any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the investment manager, nor the Fund's distributor is or will be obligated to insure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

CLA STRATEGIC ALLOCATION FUND

NOTICE OF QUARTERLY OFFER TO REPURCHASE
5% OF THE OUTSTANDING SHARES OF THE FUND

If shareholders tender more than 5% of the shares outstanding, the Fund may, but is not required to, repurchase up to an additional 2% of the outstanding shares of the Fund.

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

If you do not wish to sell shares at this time, please disregard this Notice.

December 16, 2015

Dear CLA Strategic Allocation Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for the CLA Strategic Allocation Fund (the “Fund”). The Fund will offer to repurchase shares during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity. However, as stated in the supplement to the Fund’s Prospectus and Statement of Additional Information, dated December 10, 2015 (the “Supplement”), the Fund is currently in the process of liquidating. As soon as practicable following the liquidation of the Fund’s portfolio, the Fund shall distribute pro rata to its shareholders of record (as of the date of this supplement) all of the remaining assets of the Fund, after paying, or setting aside amounts sufficient to pay, the final liabilities of the Fund. Such distribution to shareholders shall be a complete redemption of all the outstanding shares of the Fund. The Fund anticipates that shareholders will have their shares liquidated and automatically redeemed no later than January 31, 2016.

Nevertheless, the Fund is proceeding with its scheduled quarterly repurchase offer. The repurchase offer period will begin on December 16, 2015 and end on January 15, 2016. If the Fund completes its liquidation before the end of the repurchase offer period, all shares will be redeemed as described in the Supplement rather than as part of this repurchase offer. If you wish to redeem shares, please complete the attached Redemption Request Form.

All Redemption Requests must be submitted and received by CLA Strategic Allocation Fund by 4:00 p.m., Eastern Time, on Friday, January 15, 2016 to be effective. Please allow an appropriate amount of time for your Redemption Request to reach the CLA Strategic Allocation Fund.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

CLA Strategic Allocation Fund

/s/ Clay Archey

Clay Archey

Secretary

17605 Wright Street, Suite 2, Omaha, NE 68130

CLA STRATEGIC ALLOCATION FUND

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, January 15, 2016

MAIL TO:

CLA Strategic Allocation Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and, that, if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

I understand that unless this form is submitted to the Fund in good order and free from error on or before the time and date specified above, that the Fund will not be able to honor a request for repurchase of shares pursuant to this Repurchase Offer.

Name(s) of Registered Shareholders:

_________________________________ Account Number: _______________________________

_________________________________ Daytime Telephone Number: ______________________

Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

_____ Full Tender:           Please tender all shares in my account.

_____ Partial Tender:      Please tender ___________shares from my account.

_____ Dollar Amount:     Please tender enough shares to net $____________.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: _____________________________________________

   _____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-844-798-3848 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature: ____________________________ Date: _____________________

                                ____________________________              _____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other “eligible guarantor institution” as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By: ___________________________